Stockholders’ Equity (Details Narrative) - USD ($)				1 Months Ended				3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Mar. 02, 2023	Oct. 25, 2022	May 06, 2022	Oct. 31, 2024	Jan. 23, 2024	Jun. 23, 2023	Apr. 30, 2022	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 08, 2023	May 23, 2022	Dec. 31, 2021	Oct. 01, 2019
Subsidiary, Sale of Stock [Line Items]
Principal amount																$ 11,200,000
Common stock issuance																			22,500
Conversion of shares, shares	100,000									3,235,766			1,150,000	10,622,119
Conversion of shares, Value	$ 390,000									$ 3,300,000			$ 1,761,063	$ 5,000,000
Proceeds from sale of common stock												$ 5,178,453			$ 11,986,036
Pre financing capitalization														$ 150,000
Warrant exercise price																	$ 6.21
Expiration date							Jun. 30, 2027
Common stock , per value								$ 0.00001				$ 0.00001		$ 0.00001	$ 0.00001
Placement agent fees														$ (315,000)	$ (1,198,604)
Warrants issued								0				674,146
Sales Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued				10,096,657
Proceeds from issuance of common stock				$ 2,596,434
Investor [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from sale of common stock															$ 11,986,036
Placement Agent [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of common stock															214,998
Proceeds from sale of common stock															$ 1,198,604
Seven Accredited Investors [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of common stock												$ 1,000,000
Placement agent fees												$ 100,000
Altitude Capital Group LLC [Member] | Placement Agent Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Placement agent agreement description												the Company entered into a Placement Agent Agreement with Altitude Capital Group, LLC, as placement agent (“Altitude Capital” or the “Placement Agent”). Pursuant to the Placement Agent Agreement, at closing, Altitude Capital was paid a cash commission equal to 10% of the gross proceeds received by the Company, plus 20% warrant coverage, providing Altitude Capital with the right to purchase 112,353 shares of Common Stock at $1.78 per share through February 2, 2030 (the “Placement Agent Warrants”).
Craig Hallum Capital Group LLC [Member] | Sales Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued								7,004,194				9,165,931
Proceeds from issuance of common stock								$ 2,001,897				$ 4,178,453
Placement agent fees												55,000
Sales commissions								$ 50,047				$ 104,446
Restricted Stock Units (RSUs) [Member]
Subsidiary, Sale of Stock [Line Items]
Consultant for services														$ 44,000
Stock issued for services, shares								18,746		30,747		32,665	35,724
Stock issued for services, amount								$ 6,000		$ 22,000		$ 20,000	$ 32,000
Post Merger [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued for settlement of cashless exercise of warrant														66,465
Post Merger [Member] | Investor [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of common stock															2,484,872
Pre Merger [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued for settlement of cashless exercise of warrant														19,393
Pre Merger [Member] | Investor [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of common stock															725,032
Equity Option [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant exercise price							$ 3.90
Stock Options [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant exercise price		$ 3.90				$ 1.26		$ 0.22			$ 0.55	$ 0.22
Expiration date		May 06, 2032				Jun. 23, 2033					Jun. 30, 2034	Sep. 30, 2034
Options granted			513,413			825,000					30,300	74,744
Options issued		1,759,599
Stock options valued											$ 16,625	$ 16,618	$ 1,035,273
Risk free interest rate											4.40%	3.79%	5.41%
Volatility											188.00%	184.00%	176.00%
Exercise price								0.22		$ 1.26	$ 0.55	$ 0.22	$ 1.26
Number of shares granted												1,292,871	825,000	825,000	1,759,599
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Restricted stock awards vested shares issued														52,375
Placement agent fees
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant exercise price								$ 9.08		$ 9.70		$ 9.08	$ 9.70	$ 9.70	$ 9.63			$ 3.90
Plan 2022 [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock issuance								3,265,516				3,265,516		3,265,516
Number of shares authorized					1,060,458
2022 Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant exercise price					$ 2.11
Expiration date					Jan. 23, 2034
Number of shares authorized					1,060,458
Stock options valued					$ 2,461,404
Number of shares granted					1,187,826
Number of stock option vested					1,166,826
2022 Plan [Member] | Equity Option [Member]
Subsidiary, Sale of Stock [Line Items]
Risk free interest rate												5.22%
Volatility												228.00%
Exercise price								$ 2.11				$ 2.11
2022 Plan [Member] | Stock Option #1 [Member]
Subsidiary, Sale of Stock [Line Items]
Risk free interest rate												4.40%
Volatility												188.00%
Exercise price								$ 2.11				$ 2.11
Legacy Cardio [Member]
Subsidiary, Sale of Stock [Line Items]
Conversion of aggregate shares												43,334		43,334
Principal amount								$ 433,334				$ 433,334		$ 433,334
Manas Former Officers and Directors [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares transferred												1,625,000		1,625,000
Board of Directors Chairman [Member] | Restricted Stock Units (RSUs) [Member]
Subsidiary, Sale of Stock [Line Items]
Consultant for services														$ 200,000
Board of Directors Chairman [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Restricted stock awards vested shares issued														251,172
Board Of Directors [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued for services, shares									35,212	147,060			231,092
Stock issued for services, amount									$ 50,000	$ 50,000			$ 150,000
Legacy Cardio Stockholders [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares received												$ 6,883,306		$ 6,883,306
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued												928,571		928,571
Private Placement [Member] | Seven Accredited Investors [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued												561,793
Warrant exercise price								$ 0.78				$ 0.78
Common stock , per value								$ 0.00001				$ 0.00001
Private Placement [Member] | Common Stock [Member] | Seven Accredited Investors [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued												561,793
Private Placement [Member] | Warrant [Member] | Seven Accredited Investors [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued												561,793